Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
6. COMMITMENTS AND CONTINGENCIES
Legal/Regulatory Proceedings
See Note 2 for information regarding certain regulatory proceedings. We are also involved in other legal and administrative proceedings in the normal course of business, the ultimate resolution of which, in the opinion of management, should not have a material effect upon our financial position, results of operations, or cash flows. See Notes 1 and 2 above and Note 7 to Consolidated Financial Statements in our 2024 Form
10-K
for additional information regarding our legal and regulatory proceedings.
Leases
As lessee, our leased assets primarily consist of our vehicle fleet and real estate leased for company offices and service centers. Our leases are accounted for as operating leases for GAAP purposes. At September 30, 2025, we also had $3 million in GAAP operating leases for temporary emergency electric energy facilities that are treated as capital leases (referred to as finance leases under current accounting literature) solely for rate-making purposes as required by PURA. Operating lease costs that are not capitalized are generally recognized as operating expenses on a straight-line basis over the lease term. We are not a lessor to any material lease contracts. See Note 7 to Consolidated Financial Statements in our 2024 Form
10-K
for additional information on leases.
Sales and Use Tax Audits
We are subject to sales and use tax audits in the normal course of business. As of September 30, 2025, the Texas State Comptroller’s office was conducting two sales and use tax audits for audit periods covering July 2013 through December 2017 and January 2018 through December 2022. While the outcome of these ongoing audits is uncertain, based on our analysis, we do not expect the ultimate resolutions of these ongoing audits will have a material adverse effect on our financial position, results of operations, or cash flows.

7. COMMITMENTS AND CONTINGENCIES
Leases
General
A lease exists when a contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. As lessee, our leased assets primarily consist of our vehicle fleet and real estate leased for company offices and service centers. Our leases are accounted for as operating leases for GAAP purposes. At December 31, 2024 and 2023, we had $3 million and $4 million, respectively, in GAAP operating leases for temporary emergency electric energy facilities that are treated as capital leases solely for rate-making purposes as required by PURA. We generally recognize operating lease costs on a straight-line basis over the lease term in operating expenses. We are not a lessor to any material lease contracts.
As of the lease commencement date, we recognize a lease liability for our obligation to make lease payments, which we initially measure at present value using our incremental borrowing rate at the date of lease commencement, unless the rate implicit in the lease is readily determinable. We determine our incremental borrowing rate based on the rate of interest that we would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term in a similar economic environment. We also record a ROU asset for our right to use the underlying asset, which is initially equal to the lease liability and adjusted for any lease payments made at or before lease commencement, lease incentives and any initial direct costs.
Some of our lease agreements contain nonlease components, which represent items or activities that transfer a good or service. We separate lease components from nonlease components, if any, for our fleet vehicle and real estate leases for purposes of calculating the related lease liability and ROU asset.
Certain of our leases include options to extend the lease terms for up to 20 years, while others include options to terminate early. Our lease liabilities and ROU assets are based on lease terms that may include such options to extend or terminate the lease when it is reasonably certain that we will exercise that option.
Short-term Leases
Some of our contracts are short-term leases, which have a lease term of 12 months or less at lease commencement. As allowed by GAAP, we do not recognize a lease liability or ROU asset arising from short-term leases for all existing classes of underlying assets. We recognize short-term lease costs on a straight-line basis over the lease term.
Lease Obligations, Lease Costs and Other Supplemental Data
The following table presents GAAP operating lease related balance sheet information:

	At December 31,
	2024	2023
ROU assets:
Operating lease ROU and other assets (noncurrent)	$209	$122

Lease liabilities:
Operating lease and other current liabilities	$41	$35
Operating lease and other obligations (noncurrent)	193	112

Total operating lease liabilities	$234	$147

Weighted-average remaining lease term (in years)	7	6
Weighted-average discount rate	3.7%	2.8%

The following table presents costs related to lease activities:

	Years Ended December 31,
	2024	2023	2022
Operating lease costs (including amounts allocated to property, plant and equipment)	$31	$53	$52
Short-term lease costs	20	13	9

Total operating lease costs	$51	$66	$61

The following table presents lease related cash flows and other information:

	Years Ended December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of operating lease liabilities	$56	$47	$49

ROU assets obtained in exchange for operating lease obligations (noncash)	$129	$19	$42

The following table presents the maturity analysis of our operating lease liabilities and reconciliation to the present value of lease liabilities:

Years	Amounts (a)
2025	$50
2026	39
2027	34
2028	29
2029	20
Thereafter	111

Total undiscounted lease payments	283
Less imputed interest	(49)

Total operating lease obligations	$234

(a)
Excludes the effects of a
ten-year
operating lease liability entered into in 2024 that commenced in January 2025. The future minimum lease payments under the lease agreement are estimated to be $1 million each year for 2025 through 2029 and $7 million thereafter (through expiration in 2034) for the lease.

Sales and Use Tax Audits
We are subject to sales and use tax audits in the normal course of business. As of December 31, 2024, the Texas State Comptroller’s office was conducting two sales and use tax audits for audit periods covering July 2013 through December 2017 and January 2018 through December 2022. While the outcome of these ongoing audits is uncertain, based on our analysis, we do not expect the ultimate resolutions of these ongoing audits will have a material adverse effect on our financial position, results of operations, or cash flows.
In January 2024, we reached a final settlement agreement with the Texas State Comptroller’s office for the sales and use tax audit for the January 2010 through June 2013 audit period that resulted in a $63 million refund, net of consulting fees. The effects of the net settlement recorded in the first quarter of 2024 reflect a $53 million reduction in property, plant and equipment in the Consolidated Balance Sheets related to sales tax previously capitalized and a $10 million decrease in operation and maintenance expense in the Statements of Consolidated Income related to sales tax previously expensed.

Energy Efficiency Spending
We are required to annually invest in programs designed to improve customer electricity demand and consumption efficiencies to satisfy ongoing regulatory requirements. The requirement for the year 2025 is $55 million, which is recoverable through EECRF rates.
Legal/Regulatory Proceedings
See Note 2 above for additional information regarding certain regulatory proceedings. We are also involved in other legal and administrative proceedings in the normal course of business, the ultimate resolution of which, in the opinion of management, should not have a material effect upon our financial position, results of operations, or cash flows.
Labor Contracts
At December 31, 2024, approximately 16% of our full-time employees were represented by a labor union and covered by a collective bargaining agreement that expires in October 2026.
Environmental Contingencies
We must comply with environmental laws and regulations applicable to the handling and disposal of hazardous waste. We are in compliance with all current laws and regulations. The impact, if any, of changes to existing regulations or the implementation of new regulations is not determinable. The costs to comply with environmental regulations can be significantly affected by the following external events or conditions:

•	changes to existing state or federal regulation by governmental authorities having jurisdiction over control of toxic substances and hazardous and solid wastes, and other environmental matters, and

•	the identification of additional sites requiring clean-up or the filing of other complaints in which we may be asserted to be a potential responsible party.
We have not identified any significant potential environmental liabilities at this time.